Investment Properties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investment Properties
12.	Investment Propertie s
Changes in investment properties for the years ended December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	2019
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	350,417	￦	1,168,379	￦	121	￦	1,518,917
Less: Accumulated depreciation		(1,569)		(426,264)		—		(427,833)

Beginning, net	￦	348,848	￦	742,115	￦	121	￦	1,091,084

Changes in accounting policy 1		—		46,666		—		46,666
Acquisition		148,511		103,774		1,781		254,066
Disposal and termination		(285)		(1,408)		—		(1,693)
Depreciation		—		(65,178)		—		(65,178)
Transfer from property and equipment		33,254		8,081		—		41,335
Transfer and others		23,268		(2,118)		—		21,150

Ending, net	￦	553,596	￦	831,932	￦	1,902	￦	1,387,430

Acquisition cost	￦	555,164	￦	1,323,518	￦	1,902	￦	1,880,584
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,568)		(491,586)		—		(493,154)

1	With the application of IFRS 16, right-of-use-assets were partially reclassified to investment properties.

(In millions of Korean won)	2020
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	555,164	￦	1,323,518	￦	1,902	￦	1,880,584
Less: Accumulated depreciation		(1,568)		(491,586)		—		(493,154)

Beginning, net	￦	553,596	￦	831,932	￦	1,902	￦	1,387,430

Acquisition		11,723		7,096		34,243		53,062
Disposal and termination		(1,536)		(243)		—		(1,779)
Depreciation		—		(64,531)		—		(64,531)
Transfer from property and equipment		(6,792)		8,848		—		2,056
Transfer and others		(18,656)		469		10,402		(7,785)

Ending, net	￦	538,335	￦	783,571	￦	46,547	￦	1,368,453

Acquisition cost	￦	539,903	￦	1,341,326	￦	46,547	￦	1,927,776
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,568)		(557,755)		—		(559,323)
The fair value of investment properties is
￦
2,645,482 million as at December 31, 2020 (December 31, 2019:
￦
2,304,583 million). The fair value of investment properties is estimated based on the expected cash flow.

Rental income from investment properties is
￦
203,763 million in 2020 (2019:
￦
198,636 million) and direct operating expenses (including repairs and maintenance) arising from investment properties that generated rental income during the period are recognized as operating expenses.
As at December 31, 2020, the Group (Lessor) has entered into a non-cancellable
operating lease contract relating to real estate lease. The future minimum lease fee under this contract is
￦
 50,769 million for one year or less,
￦
92,728 million more than one year and less than five years,
￦
78,435 million over five years, and
￦
221,932 million in total.
Details of investment properties provided as collateral as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	854,874	￦	62,896	Deposits	￦	56,831
Land and Buildings	￦	1,915	￦	3,044	Borrowings	￦	1,903

(In millions of Korean won)	December 31, 2020
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	790,414	￦	62,968	Deposits	￦	56,247
Land and Buildings	￦	2,861	￦	3,434	Borrowings	￦	2,928